Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Aug 31, 2012

FINANCIAL INVESTORS TRUST

Jefferies Asset Management Commodity Strategy Allocation Fund

(the “Funds”)

Class A, Class C, Class I, Class L, Class R and Investor Class Shares

SUPPLEMENT DATED APRIL 30, 2013 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2012, AS
SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective April 30, 2013, the name of the Jefferies Asset Management Commodity Strategy Allocation Fund will be changed to ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.  Accordingly, all references to the Jefferies Asset Management Commodity Strategy Allocation Fund in the prospectus and statement of additional information are hereby deleted and replaced with ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Supplement [Text Block]	afit_SupplementTextBlock
FINANCIAL INVESTORS TRUST

Jefferies Asset Management Commodity Strategy Allocation Fund

(the “Funds”)

Class A, Class C, Class I, Class L, Class R and Investor Class Shares

SUPPLEMENT DATED APRIL 30, 2013 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2012, AS
SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective April 30, 2013, the name of the Jefferies Asset Management Commodity Strategy Allocation Fund will be changed to ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.  Accordingly, all references to the Jefferies Asset Management Commodity Strategy Allocation Fund in the prospectus and statement of additional information are hereby deleted and replaced with ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afit_SupplementTextBlock
FINANCIAL INVESTORS TRUST

Jefferies Asset Management Commodity Strategy Allocation Fund

(the “Funds”)

Class A, Class C, Class I, Class L, Class R and Investor Class Shares

SUPPLEMENT DATED APRIL 30, 2013 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2012, AS
SUPPLEMENTED FROM TIME TO TIME

FUND NAME CHANGE

Effective April 30, 2013, the name of the Jefferies Asset Management Commodity Strategy Allocation Fund will be changed to ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.  Accordingly, all references to the Jefferies Asset Management Commodity Strategy Allocation Fund in the prospectus and statement of additional information are hereby deleted and replaced with ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013